SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial statement balances and amounts of the VIEs and their subsidiaries

	As of December 31,
	2023	2024
Assets
Current assets
Cash	2,451,473	1,858,820
Restricted cash	1,345	3,080
Accounts receivable, net of allowance for credit losses	2,458,297	2,996,660
VAT recoverable	134,595	170,726
Other current assets	144,792	156,169
Total current assets	5,190,502	5,185,455

Non-current assets
Property and equipment, net	2,030,013	1,895,324
Intangible assets, net	66,474	55,393
Operating lease right-of-use assets	152,689	124,230
Deferred tax assets	61,549	58,970
Restricted cash	29,680	46,322
VAT recoverable	29,280	48,976
Other non-current assets	144,599	113,728
Total non-current assets	2,514,284	2,342,943
Total assets	7,704,786	7,528,398

Liabilities
Current liabilities
Short-term borrowings and current portion of long-term borrowings	435,767	404,801
Accounts payable	536,177	502,672
Accrued expenses and other payables	189,245	253,236
Deferred revenue	108,496	82,633
Operating lease liabilities, current	40,267	33,563
Finance lease and other financing obligations, current	39,117	45,153
Total current third-party liabilities	1,349,069	1,322,058

Non-current liabilities
Long-term borrowings, excluding current portion	542,023	399,043
Operating lease liabilities, non-current	99,806	81,881
Finance lease and other financing obligations, non-current	894,318	851,192
Deferred tax liabilities	44,490	32,746
Other long-term liabilities	52,478	57,766
Total non-current third-party liabilities	1,633,115	1,422,628
Total third-party liabilities	2,982,184	2,744,686
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	4,176,728	4,023,141
Total liabilities	7,158,912	6,767,827

Schedule of net revenue, net income and cash flow of VIEs

	Years ended December 31,
	2022	2023	2024

Net revenue	8,958,853	9,489,505	9,919,021
Net income (loss)	223,925	(7,897)	214,697
Net cash provided by (used in) operating activities	1,533,548	235,448	(5,129)
Net cash used in investing activities	(143,796)	(86,336)	(236,574)
Net cash used in financing activities	(369,324)	(25,567)	(332,573)

Schedule of estimated useful lives of self-owned property and equipment

Buildings	30 years
Data center equipment
– Machinery	10 - 20 years
– Other equipment	3 - 5 years
Furniture and office equipment	3 - 5 years
Vehicles	5 years

Schedule of asset retirement obligations

Asset retirement obligations as of January 1, 2022	104,883
Additions	4,382
Accretion expense	6,366
Foreign exchange impact	158
Settlement	(3,978)
Asset retirement obligations as of December 31, 2022	111,811
Additions	602
Accretion expense	6,599
Foreign exchange impact	27
Derecognition upon disposal of a subsidiary	(1,360)
Revision in estimated cash flows as result of lease contracts modifications	(9,258)
Settlement	(2,103)
Asset retirement obligations as of December 31, 2023	106,318
Accretion expense	6,827
Foreign exchange impact	35
Revision in estimated cash flows as result of lease contracts modifications	(587)
Settlement	(490)
Asset retirement obligations as of December 31, 2024	112,103

Schedule of weighted-average amortization period of acquired intangible assets

Customer contracts	5-15 years
Licenses	20 years
Software	5 years

Schedule of deferred government grants

	As of December 31,
	2023	2024

Accrued expenses and other payables	13	38
Other long-term liabilities	78,494	114,209
Deduction of property and equipment, net	8,658	9,909

Schedule of government subsidies

	Years ended December 31,
	2022	2023	2024

Reduction of cost of revenue	521	1,262	1,787
Reduction of interest expenses	—	4,310	3,250
Government grants	95,204	84,410	27,253

Total	95,725	89,982	32,290

Schedule of reconciliation of total interest costs to "Interest expenses" as reported in the consolidated statements of operations

	Years ended December 31,
	2022	2023	2024

Total interest costs	2,042,128	2,159,539	2,043,662
Less: interest costs capitalized	(163,973)	(223,002)	(119,031)

Interest expenses	1,878,155	1,936,537	1,924,631

Schedule of cash and restricted cash

As of December 31, 2024, the Company’s cash and restricted cash were deposited in major financial institutions located in PRC, Hong Kong SAR, Macau SAR, US and Singapore and were denominated in the following currencies:

In thousands	RMB	USD	HKD	JPY	EUR	SGD
In PRC	6,172,001	168,833	—	—	—	—
In Hong Kong SAR	84,883	67,771	45,071	32,630	147	—
In Macau SAR	—	—	31,254	—	—	—
In US	—	7	—	—	—	—
In Singapore	1,962	1,460	—	—	—	9,406

Total in original currency	6,258,846	238,071	76,325	32,630	147	9,406
RMB equivalent	6,258,846	1,711,367	70,677	1,492	1,096	50,052